Net fee income (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 1,455	$ 1,355
Cards	1,512	1,388
Credit facilities	729	694
Account services	742	734
Broking income	879	769
Unit trusts	965	659
Underwriting	491	385
Global custody	519	457
Remittances	450	418
Imports/exports	306	294
Insurance agency commission	258	237
Other	1,247	1,250
Fee income	9,553	8,640
Less: fee expense	(2,276)	(1,997)
Net fee income	7,277	6,643
Hong Kong
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,598	1,420
UK
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	843	843
CIB
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	2,338	2,296
IWPB
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	2,463	2,085
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	$ 35	$ (1)